UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
March 31, 2017 (Unaudited)

Common Stocks - 99.4%	Shares		Value ($)
Banks - 4.6%
JPMorgan Chase & Co.	154,775		13,595,436
Wells Fargo & Co.	96,350		5,362,841
			18,958,277
Capital Goods - 1.4%
United Technologies	53,350		5,986,404
Consumer Durables & Apparel - 3.4%
Christian Dior	38,000		8,829,290
Hermes International	2,677		1,268,275
NIKE, Cl. B	73,140		4,076,092
			14,173,657
Consumer Services - 1.3%
McDonald's	41,000		5,314,010
Diversified Financials - 7.5%
American Express	80,925		6,401,977
BlackRock	25,175		9,654,864
Intercontinental Exchange	83,800		5,017,106
S&P Global	39,200		5,125,008
State Street	61,400		4,888,054
			31,087,009
Energy - 8.7%
Chevron	97,650		10,484,680
ConocoPhillips	123,100		6,138,997
Exxon Mobil	163,789		13,432,336
Occidental Petroleum	91,525		5,799,024
			35,855,037
Food & Staples Retailing - 1.4%
Walgreens Boots Alliance	71,325		5,923,541
Food, Beverage & Tobacco - 20.1%
Altria Group	213,500		15,248,170
Anheuser-Busch, ADR	32,800	[a]	3,600,128
Coca-Cola	293,100		12,439,164
Constellation Brands, Cl. A	17,100		2,771,397
Nestle, ADR	131,550		10,116,195
PepsiCo	77,550		8,674,743

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 20.1% (continued)
Philip Morris International	268,450		30,308,005
			83,157,802
Health Care Equipment & Services - 2.2%
Abbott Laboratories	141,550		6,286,236
UnitedHealth Group	17,500		2,870,175
			9,156,411
Household & Personal Products - 3.2%
Estee Lauder, Cl. A	95,550		8,101,685
Procter & Gamble	57,475		5,164,129
			13,265,814
Insurance - 3.0%
Chubb	91,575		12,477,094
Materials - 1.6%
Air Products & Chemicals	4,975		673,068
Praxair	50,825		6,027,845
			6,700,913
Media - 6.4%
Comcast, Cl. A	272,500		10,243,275
Twenty-First Century Fox, Cl. A	186,311		6,034,613
Walt Disney	88,950		10,086,040
			26,363,928
Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
AbbVie	93,775		6,110,379
Celgene	32,000	[b]	3,981,760
Novartis, ADR	64,700		4,805,269
Novo Nordisk, ADR	184,675		6,330,659
Roche Holding, ADR	261,575		8,378,247
			29,606,314
Semiconductors & Semiconductor Equipment - 4.4%
ASML Holding	42,825		5,687,160
Texas Instruments	157,475		12,686,186
			18,373,346
Software & Services - 14.3%
Alphabet, Cl. C	11,269	[b]	9,348,312
Automatic Data Processing	22,390		2,292,512
Facebook, Cl. A	127,360	[b]	18,091,488
Microsoft	237,410		15,635,823
Oracle	98,625		4,399,661
VeriSign	29,300	[a,b]	2,552,323

Common Stocks - 99.4% (continued)	Shares	Value ($)
Software & Services - 14.3% (continued)
Visa, Cl. A	79,700	7,082,939
		59,403,058
Technology Hardware & Equipment - 5.9%
Apple	169,025	24,282,131
Transportation - 2.8%
Canadian Pacific Railway	36,475	5,358,907
Union Pacific	57,150	6,053,328
		11,412,235
Total Common Stocks (cost $192,351,766)		411,496,981
Other Investment - .4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,546,260)	1,546,260 [c]	1,546,260
Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $908,423)	908,423 [c]	908,423
Total Investments (cost $194,806,449)	100.0%	413,951,664
Liabilities, Less Cash and Receivables	.0%	(29,715)
Net Assets	100.0%	413,921,949

ADR—American Depository Receipt

[a]

Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $3,477,102 and the value of the collateral held by the fund was $3,554,122, consisting of cash collateral of $908,423 and U.S. Government & Agency securities valued at $2,645,699.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Food, Beverage & Tobacco	20.1
Software & Services	14.3
Energy	8.7
Diversified Financials	7.5
Pharmaceuticals, Biotechnology & Life Sciences	7.2
Media	6.4
Technology Hardware & Equipment	5.9
Banks	4.6
Semiconductors & Semiconductor Equipment	4.4
Consumer Durables & Apparel	3.4
Household & Personal Products	3.2
Insurance	3.0
Transportation	2.8
Health Care Equipment & Services	2.2
Materials	1.6
Capital Goods	1.4
Food & Staples Retailing	1.4
Consumer Services	1.3
Money Market Investments	.6
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	357,122,851	-	-	357,122,851
Equity Securities—
Foreign Common
Stocks†	54,374,130	-	-	54,374,130
Registered Investment
Companies	2,454,683	-	-	2,454,683

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2017, accumulated net unrealized appreciation on investments was $219,145,215, consisting of $220,444,834 gross unrealized appreciation and $1,299,619 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth and Income Portfolio
March 31, 2017 (Unaudited)

Common Stocks - 99.0%	Shares		Value ($)
Automobiles & Components - .6%
Delphi Automotive	2,882		231,972
Goodyear Tire & Rubber	8,403		302,508
			534,480
Banks - 7.6%
Bank of America	67,902		1,601,808
BB&T	11,704		523,169
JPMorgan Chase & Co.	26,755		2,350,159
PNC Financial Services Group	5,246		630,779
SunTrust Banks	7,432		410,990
U.S. Bancorp	13,895		715,593
			6,232,498
Capital Goods - 7.4%
Eaton	5,626		417,168
Fortive	7,520		452,854
Honeywell International	11,757		1,468,097
L3 Technologies	2,786		460,498
Quanta Services	8,351	[a]	309,906
Raytheon	9,411		1,435,178
United Technologies	13,771		1,545,244
			6,088,945
Consumer Durables & Apparel - .6%
Newell Brands	10,648		502,266
Consumer Services - .7%
Starbucks	10,070		587,987
Diversified Financials - 8.1%
American Express	5,267		416,672
Ameriprise Financial	7,037		912,558
Berkshire Hathaway, Cl. B	11,713	[a]	1,952,323
CME Group	5,064		601,603
Goldman Sachs Group	4,243		974,702
Synchrony Financial	37,716		1,293,659
Voya Financial	13,240		502,590
			6,654,107
Energy - 6.3%
EOG Resources	10,365		1,011,106

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Energy - 6.3% (continued)
Occidental Petroleum	19,942		1,263,525
Phillips 66	10,206		808,519
Pioneer Natural Resources	1,810		337,076
Schlumberger	12,319		962,114
Superior Energy Services	13,236	[a]	188,745
Valero Energy	8,664		574,337
			5,145,422
Food & Staples Retailing - 2.2%
Costco Wholesale	5,353		897,645
Walgreens Boots Alliance	11,041		916,955
			1,814,600
Food, Beverage & Tobacco - 6.5%
Coca-Cola	13,067		554,563
Coca-Cola European Partners	8,594		323,908
Conagra Brands	18,218		734,914
Kellogg	18,933		1,374,725
Kraft Heinz	10,779		978,841
Molson Coors Brewing, Cl. B	14,078		1,347,405
			5,314,356
Health Care Equipment & Services - 6.9%
Abbott Laboratories	11,181		496,548
Aetna	8,581		1,094,507
AmerisourceBergen	4,849		429,137
Boston Scientific	13,272	[a]	330,075
Danaher	7,792		666,450
Dentsply Sirona	5,830		364,025
Hologic	5,889	[a]	250,577
UnitedHealth Group	12,163		1,994,854
			5,626,173
Insurance - 2.2%
Allstate	5,308		432,549
Chubb	3,062		417,198
Hartford Financial Services Group	4,208		202,279
Prudential Financial	7,163		764,149
			1,816,175
Materials - 5.3%
CF Industries Holdings	11,675	[b]	342,661
Dow Chemical	19,743		1,254,470
Martin Marietta Materials	2,200		480,150
Newmont Mining	12,299		405,375

Common Stocks - 99.0% (continued)	Shares		Value ($)
Materials - 5.3% (continued)
Nucor	7,566		451,842
Packaging Corporation of America	6,090		557,966
Vulcan Materials	6,885		829,505
			4,321,969
Media - 5.7%
CBS, Cl. B	9,715		673,832
Charter Communications, Cl. A	2,068	[a]	676,898
Comcast, Cl. A	44,488		1,672,304
Omnicom Group	11,440		986,242
Time Warner	6,463		631,500
			4,640,776
Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
BioMarin Pharmaceutical	5,809	[a]	509,914
Bristol-Myers Squibb	4,101		223,012
Celgene	7,142	[a]	888,679
Eli Lilly & Co.	14,022		1,179,390
Merck & Co.	20,102		1,277,281
Neurocrine Biosciences	5,768	[a]	249,754
Regeneron Pharmaceuticals	1,085	[a]	420,448
TESARO	1,968	[a,b]	302,816
Zoetis	7,416		395,792
			5,447,086
Real Estate - 1.3%
Lamar Advertising, Cl. A	7,034	[b,c]	525,721
Uniti Group	20,866		539,386
			1,065,107
Retailing - 5.5%
Amazon.com	1,701	[a]	1,508,005
Home Depot	6,114		897,719
Priceline Group	529	[a]	941,604
The TJX Companies	5,099		403,229
Ulta Beauty	2,656	[a]	757,571
			4,508,128
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom	3,244		710,306
Microchip Technology	4,174	[b]	307,958
Texas Instruments	17,813		1,435,015
			2,453,279
Software & Services - 13.2%
Alphabet, Cl. A	1,261	[a]	1,069,076

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Software & Services - 13.2% (continued)
Alphabet, Cl. C	1,724	[a]	1,430,161
Citrix Systems	6,478	[a]	540,200
Facebook, Cl. A	12,013	[a]	1,706,447
Fortinet	6,564	[a]	251,729
Intuit	3,530		409,445
Microsoft	32,000		2,107,520
Oracle	29,645		1,322,463
salesforce.com	7,436	[a]	613,396
ServiceNow	3,903	[a]	341,395
Splunk	4,993	[a,b]	311,014
Square, Cl. A	13,915	[a]	240,451
Teradata	9,624	[a]	299,499
Twilio, Cl. A	6,180	[b]	178,417
			10,821,213
Technology Hardware & Equipment - 4.2%
Apple	3,990		573,203
Cisco Systems	43,236		1,461,377
Corning	24,209		653,643
Harris	3,922		436,401
Western Digital	4,242		350,092
			3,474,716
Telecommunication Services - 2.7%
AT&T	34,786		1,445,358
T-Mobile US	6,472	[a]	418,026
Vodafone Group, ADR	12,209	[b]	322,684
			2,186,068
Transportation - 1.3%
Delta Air Lines	11,710		538,192
Union Pacific	5,036		533,413
			1,071,605
Utilities - 1.1%
FirstEnergy	13,676		435,170
NRG Yield, Cl. C	28,433	[b]	503,264
			938,434
Total Common Stocks (cost $62,764,121)			81,245,390
Other Investment - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $991,688)	991,688	[d]	991,688

Investment of Cash Collateral for Securities Loaned - 1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $1,111,577)	1,111,578 [d]	1,111,578
Total Investments (cost $64,867,386)	101.6%	83,348,656
Liabilities, Less Cash and Receivables	(1.6%)	(1,321,237)
Net Assets	100.0%	82,027,419

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $2,347,754 and the value of the collateral held by the fund was $2,397,138, consisting of cash collateral of $1,111,578 and U.S. Government & Agency securities valued at $1,285,560.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.2
Diversified Financials	8.1
Banks	7.6
Capital Goods	7.4
Health Care Equipment & Services	6.9
Pharmaceuticals, Biotechnology & Life Sciences	6.6
Food, Beverage & Tobacco	6.5
Energy	6.3
Media	5.7
Retailing	5.5
Materials	5.3
Technology Hardware & Equipment	4.2
Semiconductors & Semiconductor Equipment	3.0
Telecommunication Services	2.7
Money Market Investments	2.6
Insurance	2.2
Food & Staples Retailing	2.2
Transportation	1.3
Real Estate	1.3
Utilities	1.1
Consumer Services	.7
Automobiles & Components	.6
Consumer Durables & Apparel	.6
101.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth and Income Portfolio
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	79,888,492	-	-	79,888,492
Equity Securities—
Foreign Common
Stocks†	1,356,898	-	-	1,356,898
Registered Investment
Companies	2,103,266	-	-	2,103,266

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2017, accumulated net unrealized appreciation on investments was $18,481,270, consisting of $19,157,181 gross unrealized appreciation and $675,911 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 31, 2017 (Unaudited)

Common Stocks - 97.6%	Shares		Value ($)
Australia - .8%
Dexus Property Group	37,601		280,664
China - 3.1%
Baidu, ADR	3,204	[a]	552,754
China Biologic Products	4,874	[a]	488,034
			1,040,788
France - 6.2%
BNP Paribas	7,768		517,353
L'Oreal	2,096		402,819
Total	12,575		636,075
Vivendi	25,471		495,220
			2,051,467
Georgia - 1.0%
TBC Bank Group	18,495	[a]	346,890
Germany - 10.4%
Bayer	3,519		405,628
Hella KGaA Hueck & Co.	10,506		465,405
Infineon Technologies	45,614		931,618
LEG Immobilien	4,222	[a]	346,091
MTU Aero Engines	1,963		255,380
SAP	5,615		550,969
Telefonica Deutschland Holding	103,352		512,691
			3,467,782
Hong Kong - 4.3%
AIA Group	110,000		693,560
Man Wah Holdings	928,400		737,081
			1,430,641
India - 1.4%
HDFC Bank, ADR	6,211		467,191
Ireland - 2.3%
CRH	21,302		749,967
Israel - 1.3%
Teva Pharmaceutical Industries, ADR	13,899		446,019
Japan - 25.9%
Bridgestone	16,200		655,247
Don Quijote Holdings	23,100		800,916

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.6% (continued)	Shares		Value ($)
Japan - 25.9% (continued)
FANUC	2,400		491,943
Japan Airlines	16,936		536,390
Japan Tobacco	25,100		815,699
M3	12,800		317,672
Recruit Holdings	11,135		568,102
Skylark	27,800		407,274
SoftBank Group	6,600		466,085
Sony	13,400		453,287
Sugi Holdings	13,300		610,464
Suntory Beverage & Food	14,100		593,991
TechnoPro Holdings	22,100		852,596
Topcon	29,800		533,204
Toyota Motor	9,400		510,148
			8,613,018
Mexico - 2.0%
Fomento Economico Mexicano, ADR	4,583		405,687
Grupo Financiero Santander Mexico, Cl. B, ADR	28,488		257,247
			662,934
Netherlands - 7.5%
Intertrust	14,752	[b]	282,960
RELX	31,895		590,686
Unilever	10,002		496,910
Wolters Kluwer	26,622		1,106,623
			2,477,179
Norway - 1.8%
DNB	37,422		593,177
Portugal - 1.1%
Galp Energia	23,354		354,403
Switzerland - 7.3%
Actelion	1,405	[a]	395,838
Credit Suisse Group	35,036	[a]	521,176
Novartis	9,767		724,980
Roche Holding	3,035		775,074
			2,417,068
United Kingdom - 21.2%
Associated British Foods	17,457		569,980
Barclays	334,808		944,250
British American Tobacco	8,971		595,706
Centrica	96,869		263,366
Diageo	18,965		542,587

Common Stocks - 97.6% (continued)	Shares	Value ($)
United Kingdom - 21.2% (continued)
GlaxoSmithKline	24,063	500,314
Just Eat	14,707 [a]	104,293
Prudential	18,471	390,179
Royal Bank of Scotland Group	360,188 [a]	1,092,545
Royal Dutch Shell, Cl. B	25,608	700,879
Vodafone Group	266,727	695,432
Wolseley	10,540	662,918
		7,062,449
Total Common Stocks (cost $30,184,382)		32,461,637
Preferred Stocks - 1.3%
Germany - 1.3%
Volkswagen
(cost $451,269)	3,062	446,211
Total Investments (cost $30,635,651)	98.9%	32,907,848
Cash and Receivables (Net)	1.1%	353,104
Net Assets	100.0%	33,260,952

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $282,960 or .85% of net assets.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Goods	23.1
Financial	19.4
Consumer Services	14.9
Health Care	11.6
Technology	8.7
Industrial	8.2
Oil & Gas	5.1
Telecommunication	5.0
Basic Materials	1.2
Real Estate	.9
Utilities	.8
98.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks †	32,461,637			32,461,637
Equity Securities - Foreign
Preferred Stocks †	446,211			446,211
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		261		261
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		(171)		(171)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at March 31, 2017: At March 31, 2017, accumulated net unrealized appreciation on investments was $2,272,197, consisting of $4,767,088 gross unrealized appreciation and $2,494,891 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
March 31, 2017 (Unaudited)

Common Stocks - 98.7%	Shares	Value ($)
Australia - 6.1%
Australia & New Zealand Banking Group	24,857	604,286
BHP Billiton	22,192	407,591
Macquarie Group	10,057	693,056
Qantas Airways	72,972	216,870
Woodside Petroleum	22,776	558,220
Woolworths	18,090	366,250
		2,846,273
Belgium - .5%
bpost	9,562	224,570
Brazil - 1.1%
APERAM	10,279	513,742
Finland - .8%
UPM-Kymmene	15,797	371,087
France - 11.4%
Arkema	3,662	361,285
Atos	4,100	507,153
BNP Paribas	14,603	972,567
Carrefour	22,151	522,240
Cie de St-Gobain	7,535	386,927
Cie Generale des Etablissements Michelin	3,843	466,754
Orange	61,039	948,423
Renault	5,067	440,169
Thales	2,392	231,346
Vinci	6,159	488,184
		5,325,048
Germany - 8.6%
Allianz	5,094	943,665
Continental	3,017	661,411
Deutsche Post	6,869	235,261
E.ON	62,841	499,507
Evonik Industries	14,758	481,212
Fresenius & Co.	9,688	778,550
Infineon Technologies	20,596	420,652
		4,020,258

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Hong Kong - 1.8%
AIA Group	136,600		861,275
Ireland - .5%
CRH	6,362		224,446
Israel - 1.0%
Teva Pharmaceutical Industries, ADR	15,130		485,522
Italy - 3.5%
Enel	198,643		935,384
Leonardo	32,077		454,782
Prysmian	9,721		256,978
			1,647,144
Japan - 25.5%
Aisin Seiki	15,000		736,998
Alps Electric	19,700		558,282
Astellas Pharma	31,000		408,210
Chubu Electric Power	32,000		428,564
Daiwa House Industry	14,900		427,741
Daiwa Securities Group	51,000		310,544
Japan Airlines	13,400		424,399
JTEKT	16,600		257,805
Kandenko	23,000		205,560
KDDI	20,300		532,800
MINEBEA MITSUMI	28,700		382,821
Mitsubishi Electric	30,900		443,252
Nintendo	2,400		556,939
Panasonic	65,600		741,263
Park24	7,900		206,778
Seiko Epson	32,700		688,483
Seven & i Holdings	19,200		752,272
Shionogi & Co.	8,100		418,205
Showa Shell Sekiyu	25,400		257,126
Sony	28,200		953,932
Sumitomo Mitsui Financial Group	27,700		1,006,436
Suzuki Motor	15,100		626,895
Tosoh	27,000		237,187
Zeon	34,000		388,161
			11,950,653
Netherlands - 4.4%
ABN AMRO Group	31,858	[a]	773,186
Heineken	6,762		575,655

Common Stocks - 98.7% (continued)	Shares		Value ($)
Netherlands - 4.4% (continued)
NN Group	22,125		719,538
			2,068,379
Norway - 1.0%
Telenor	28,948		481,781
Portugal - 1.3%
Galp Energia	38,963		591,274
Spain - 4.2%
ACS Actividades de Construccion y Servicios	10,501		357,304
Banco Santander	197,016		1,207,469
Gamesa Corp Tecnologica	16,758		396,523
			1,961,296
Sweden - 2.4%
Electrolux, Ser. B	12,172		338,373
Svenska Cellulosa, Cl. B	14,568		469,849
Volvo, Cl. B	22,487		332,010
			1,140,232
Switzerland - 8.1%
Adecco Group	6,850		486,575
Julius Baer Group	15,708	[b]	784,106
Lonza Group	1,282	[b]	242,411
Novartis	12,804		950,409
Roche Holding	3,644		930,600
Swiss Life Holding	1,306	[b]	421,404
			3,815,505
United Kingdom - 16.5%
Anglo American	22,315		340,953
Diageo	21,244		607,789
Imperial Brands	16,263		787,935
Prudential	46,389		979,914
Royal Dutch Shell, Cl. B	44,940		1,229,987
Shire	13,886		810,908
Smiths Group	14,193		287,897
Standard Chartered	49,250		470,811
Unilever	18,413		908,827
Wolseley	5,858		368,441
WPP	42,111		924,368
			7,717,830
Total Common Stocks (cost $44,519,127)			46,246,315

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $287,966)	287,966 [c]	287,966
Total Investments (cost $44,807,093)	99.3%	46,534,281
Cash and Receivables (Net)	.7%	340,498
Net Assets	100.0%	46,874,779

ADR—American Depository Receipt

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $773,186 or 1.65% of net assets.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	22.9
Industrials	14.2
Consumer Discretionary	12.6
Health Care	10.7
Consumer Staples	10.7
Materials	7.1
Information Technology	5.8
Energy	5.6
Telecommunication Services	4.2
Utilities	4.0
Real Estate	.9
Money Market Investment	.6
99.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks†	46,246,315	-	-	46,246,315
Registered Investment
Company	287,966	-	-	287,966
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	-	34	-	34
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	-	(2,525)	-	(2,525)

†	See Statement of Investments for additional detailed categorizations.
† †	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2017, accumulated net unrealized appreciation on investments was $1,727,188, consisting of $3,575,174 gross unrealized appreciation and $1,847,986 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Government Money Market
Portfolio
March 31, 2017 (Unaudited)

	Principal
U.S. Government Agencies - 35.4%	Amount ($)		Value ($)
Federal Home Loan Bank
0.73% - 1.05%, 4/17/17 - 8/28/17	30,000,000	[a]	30,000,653
Federal Home Loan Mortgage Corp.
0.58%, 5/5/17	11,016,000	[b]	11,009,966
Federal National Mortgage Association
1.10%, 6/21/17	5,000,000	[a,b]	5,000,000
Total U.S. Government Agencies
(cost $46,010,619)			46,010,619
Repurchase Agreements - 62.3%
ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 0.79%, dated
3/31/17, due 4/3/17 in the amount of $21,001,383
(fully collateralized by $21,294,782 U.S. Treasuries,
0.50%-3.63%, due 4/15/17-5/15/25, value
$21,420,016)	21,000,000		21,000,000
Bank of Nova Scotia
Tri-Party Agreement thru BNY Mellon, 0.79%, dated
3/31/17, due 4/3/17 in the amount of $30,001,975
(fully collateralized by $29,786,072 U.S. Treasuries
(including strips), 0%-3.88%, due 4/27/17-2/15/47,
value $30,600,002)	30,000,000		30,000,000
Credit Agricole CIB
Tri-Party Agreement thru BNY Mellon, 0.8%, dated
3/31/17, due 4/3/17 in the amount of $30,002,000
(fully collateralized by $30,748,200 U.S. Treasuries
(including strips), 0%-9.13%, due 4/6/17-2/15/47,
value $30,600,000)	30,000,000		30,000,000
Total Repurchase Agreements
(cost $81,000,000)			81,000,000

Total Investments (cost $127,010,619)	97.7%		127,010,619
Cash and Receivables (Net)	2.3%		2,937,523
Net Assets	100.0%		129,948,142

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Government Money Market
Portfolio
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	127,010,619
Level 3 - Significant Unobservable Inputs	-
Total	127,010,619

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
March 31, 2017 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Automobiles & Components - 1.5%
Visteon	29,354	[a]	2,875,224
Banks - 14.6%
Ameris Bancorp	21,903	[b]	1,009,728
Atlantic Capital Bancshares	38,518	[a]	729,916
Banner	58,281		3,242,755
Columbia Banking System	32,321		1,260,196
FCB Financial Holdings, Cl. A	87,942	[a]	4,357,526
First Interstate BancSystem, Cl. A	54,835	[b]	2,174,208
First Merchants	13,860		544,975
Great Western Bancorp	44,287	[b]	1,878,212
MGIC Investment	324,817	[a]	3,290,396
Midland States Bancorp	30,960		1,064,714
Pinnacle Financial Partners	29,205		1,940,672
South State	16,444	[b]	1,469,271
SVB Financial Group	24,456	[a,b]	4,551,017
			27,513,586
Capital Goods - 1.5%
Simpson Manufacturing	33,952		1,462,992
Thermon Group Holdings	62,866	[a]	1,310,127
			2,773,119
Commercial & Professional Services - 3.0%
Knoll	46,803		1,114,379
Steelcase, Cl. A	145,924		2,444,227
TrueBlue	76,536	[a]	2,093,260
			5,651,866
Consumer Durables & Apparel - 1.4%
G-III Apparel Group	117,074	[a]	2,562,750
Consumer Services - 2.4%
Pinnacle Entertainment	29,628		578,339
Planet Fitness, Cl. A	208,844		4,024,424
			4,602,763
Diversified Financials - 10.0%
Donnelley Financial Solutions	57,213		1,103,639
FNFV Group	122,818	[a]	1,627,339
Green Dot, Cl. A	88,160	[a]	2,941,018

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Diversified Financials - 10.0% (continued)
Investment Technology Group	116,341		2,355,905
Raymond James Financial	44,272		3,376,183
SLM	620,444	[a]	7,507,372
			18,911,456
Energy - 1.5%
Arch Coal, Cl. A	41,009	[a,b]	2,827,160
Exchange-Traded Funds - .4%
iShares Russell 2000 ETF	6,114	[b]	840,553
Food & Staples Retailing - .5%
US Foods Holding	34,994		979,132
Health Care Equipment & Services - 1.1%
Brookdale Senior Living	84,723	[a]	1,137,830
DexCom	11,607	[a]	983,461
			2,121,291
Household & Personal Products - 2.0%
Avon Products	868,871	[a,b]	3,823,032
Insurance - .3%
Landcadia Holdings	60,324		645,467
Materials - 4.8%
Methanex	113,169		5,307,626
OMNOVA Solutions	185,214	[a]	1,833,619
US Concrete	28,142	[a,b]	1,816,566
			8,957,811
Media - 6.3%
Gray Television	178,980	[a]	2,595,210
Nexstar Broadcasting Group	65,061		4,564,029
Sinclair Broadcast Group, Cl. A	114,344		4,630,932
			11,790,171
Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
Avadel Pharmaceuticals, ADR	149,516	[a]	1,447,315
Flexion Therapeutics	89,041	[a,b]	2,396,093
GW Pharmaceuticals, ADR	11,601	[a,b]	1,403,025
Revance Therapeutics	121,102	[a,b]	2,518,922
Sage Therapeutics	72,176	[a,b]	5,129,548
TherapeuticsMD	848,707	[a]	6,110,690
			19,005,593
Retailing - 4.0%
Lithia Motors, Cl. A	48,251	[b]	4,132,698
Office Depot	738,677		3,445,928
			7,578,626

Common Stocks - 98.8% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 4.3%
Microsemi	53,226	[a]	2,742,736
Teradyne	169,536		5,272,570
			8,015,306
Software & Services - 8.1%
CommVault Systems	53,098	[a]	2,697,378
Criteo, ADR	81,869	[a,b]	4,092,631
Envestnet	22,262	[a,b]	719,063
Silver Spring Networks	83,344	[a]	940,954
Square, Cl. A	334,296	[a]	5,776,635
Teradata	30,628	[a]	953,143
			15,179,804
Technology Hardware & Equipment - 14.8%
Ciena	250,886	[a,b]	5,923,419
FLIR Systems	15,556		564,372
Infinera	310,766	[a,b]	3,179,136
Keysight Technologies	33,290	[a]	1,203,101
Lumentum Holdings	29,940	[a]	1,597,299
Methode Electronics	67,165		3,062,724
Sierra Wireless	119,280	[a]	3,166,884
Universal Display	31,467	[b]	2,709,309
Viavi Solutions	599,277	[a]	6,424,249
			27,830,493
Transportation - 5.4%
ArcBest	33,427		869,102
Avis Budget Group	148,052	[a]	4,379,378
Knight Transportation	57,559		1,804,475
Werner Enterprises	121,992		3,196,190
			10,249,145
Utilities - .8%
Calpine	84,395	[a]	932,565
Dynegy	73,911	[a]	580,940
			1,513,505
Total Common Stocks (cost $144,796,440)			186,247,853
Other Investment - 1.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $2,131,189)	2,131,188	[c]	2,131,189

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 9.7%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $18,180,228)	18,180,228 [c]	18,180,228
Total Investments (cost $165,107,857)	109.6%	206,559,270
Liabilities, Less Cash and Receivables	(9.6%)	(18,009,673)
Net Assets	100.0%	188,549,597

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $30,647,400 and the value of the collateral held by the fund was $31,224,785, consisting of cash collateral of $18,180,228 and U.S. Government & Agency securities valued at $13,044,557.

[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Technology Hardware & Equipment	14.8
Banks	14.6
Money Market Investments	10.8
Pharmaceuticals, Biotechnology & Life Sciences	10.1
Diversified Financials	10.0
Software & Services	8.1
Media	6.3
Transportation	5.4
Materials	4.8
Semiconductors & Semiconductor Equipment	4.3
Retailing	4.0
Commercial & Professional Services	3.0
Consumer Services	2.4
Household & Personal Products	2.0
Automobiles & Components	1.5
Energy	1.5
Capital Goods	1.5
Consumer Durables & Apparel	1.4
Health Care Equipment & Services	1.1
Utilities	.8
Food & Staples Retailing	.5
Exchange-Traded Funds	.4
Insurance	.3
109.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	169,989,819	-	-	169,989,819
Equity Securities—
Foreign Common
Stocks†	15,417,481	-	-	15,417,481
Exchange-Traded Funds	840,553	-	-	840,553
Registered Investment
Companies	20,311,417	-	-	20,311,417

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board"). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2017, accumulated net unrealized appreciation on investments was $41,451,413, consisting of $44,611,063 gross unrealized appreciation and $188,549,597 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 102.6%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./Auto Receivables - 3.5%
AmeriCredit Automobile Receivables Trust,
Ser. 2012-4, Cl. D	2.68	10/9/18	210,262		210,301
AmeriCredit Automobile Receivables Trust,
Ser. 2012-5, Cl. D	2.35	12/10/18	131,534		131,550
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		305,662
AmeriCredit Automobile Receivables Trust,
Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		276,932
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	128,401		128,469
Santander Drive Auto Receivables Trust,
Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		210,507
Santander Drive Auto Receivables Trust,
Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		512,941
					1,776,362
Commercial Mortgage Pass-Through Ctfs. - 1.5%
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4	5.92	12/10/49	117,127	[b]	117,267
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		73,340
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	170,000		171,159
Commercial Mortgage Trust,
Ser. 2017-CD3, Cl. A4	3.63	2/10/50	290,000		299,729
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	100,000	[c]	99,382
					760,877
Consumer Discretionary - 2.1%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000		94,206
21st Century Fox America,
Gtd. Notes	4.75	11/15/46	55,000	[c,d]	55,330
Comcast,
Gtd. Notes	3.15	3/1/26	155,000		152,663
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	205,000	[c]	214,605
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	95,000		98,969
Sky,
Gtd. Notes	3.75	9/16/24	345,000	[c,d]	349,006
Time Warner,
Gtd. Debs.	5.35	12/15/43	110,000		113,244
					1,078,023
Consumer Staples - 2.2%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	115,000		124,660
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	155,000		157,453

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 102.6% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Staples - 2.2% (continued)
Kraft Heinz Foods,
Gtd. Notes	6.88	1/26/39	100,000		125,108
Post Holdings,
Gtd. Notes	5.50	3/1/25	130,000	[c]	130,325
Reynolds American,
Gtd. Notes	4.85	9/15/23	310,000		336,784
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	235,000	[c]	243,162
					1,117,492
Energy - 2.3%
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	125,000		130,050
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	270,000		252,893
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	235,000		293,779
Marathon Petroleum,
Sr. Unscd. Notes	3.63	9/15/24	150,000		147,905
MPLX LP,
Sr. Unscd. Notes	4.13	3/1/27	70,000		69,739
MPLX LP,
Sr. Unscd. Notes	5.20	3/1/47	60,000	[d]	60,587
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	130,000		136,235
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		73,122
					1,164,310
Financials - 14.1%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	230,000	[c]	231,927
AerCap Ireland Capital,
Gtd. Notes	3.50	5/26/22	150,000		151,300
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	135,000		136,477
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	235,000		254,561
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	40,000		43,897
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	225,000		233,615
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	270,000		266,863
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	200,000		203,060
Citigroup,
Sr. Unscd. Bonds	3.40	5/1/26	205,000		199,794
Citigroup,
Sr. Unscd. Notes	3.89	1/10/28	120,000	[b]	120,765
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	185,000		193,761
Citigroup,
Sub. Notes	4.75	5/18/46	145,000		143,606
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	250,000		244,722
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	274,000		295,905

	Coupon	Maturity	Principal
Bonds and Notes - 102.6% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financials - 14.1% (continued)
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	[c]	122,861
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	60,000	[c]	61,254
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.95	3/12/19	315,000	[b]	316,405
Goldman Sachs Group,
Sr. Unscd. Notes	2.14	11/15/18	385,000	[b]	389,170
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	105,000		105,941
Goldman Sachs Group,
Sr. Unscd. Notes	2.65	11/29/23	230,000	[b,d]	238,472
JPMorgan Chase & Co.,
Sub. Notes	4.25	10/1/27	205,000		210,823
JPMorgan Chase & Co.,
Sub. Notes	3.63	12/1/27	380,000	[d]	370,486
KeyBank,
Sr. Unscd. Bonds	2.50	11/22/21	250,000		248,645
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	205,000	[d]	209,782
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	100,000	[d]	110,992
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	65,000		67,205
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	360,000	[c]	390,695
Park Aerospace Holdings,
Gtd. Notes	5.25	8/15/22	25,000	[c]	26,094
Park Aerospace Holdings,
Gtd. Notes	5.50	2/15/24	110,000	[c]	114,675
Principal Financial Group,
Gtd. Notes	4.30	11/15/46	90,000		90,929
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	240,000	[b]	261,120
Quicken Loans,
Gtd. Notes	5.75	5/1/25	140,000	[c]	138,250
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	160,000		165,001
Visa,
Sr. Unscd. Notes	3.15	12/14/25	255,000		256,139
Volkswagen Group of America Finance,
Gtd. Notes	1.25	5/23/17	200,000	[c]	199,903
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/23	110,000		110,545
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/27	230,000		239,275
					7,164,915
Foreign/Governmental - 6.0%
Argentine Government,
Bonds	ARS 21.20	9/19/18	1,990,000		136,762
Argentine Government,
Sr. Unscd. Notes	6.88	1/26/27	95,000	[c]	96,259
Colombian Government,
Bonds, Ser. B	COP 10.00	7/24/24	148,200,000		61,956
Colombian Government,
Sr. Unscd. Notes	3.88	4/25/27	200,000		199,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 102.6% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 6.0% (continued)
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	121,500,000	[e]	1,141,225
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	2,705,000		132,389
Mexican Government,
Sr. Unscd. Notes		4.15	3/28/27	200,000		203,750
Mexican Government,
Sr. Unscd. Notes		4.75	3/8/44	90,000		87,750
Portgual Government,
Sr. Unscd. Bonds	EUR	2.88	7/21/26	380,000		381,595
Romanian Government,
Sr. Unscd. Notes		4.88	1/22/24	190,000	[c]	206,597
Romanian Government,
Sr. Unscd. Notes		6.13	1/22/44	115,000	[c]	141,801
Russian Government,
Bonds, Ser. 6217	RUB	7.50	8/18/21	7,300,000		128,278
Uruguayan Government,
Sr. Unscd. Notes		4.38	10/27/27	150,000		157,350
						3,075,162
Health Care - 5.1%
Abbott Laboratories,
Sr. Unscd. Notes		4.90	11/30/46	120,000		124,908
AbbVie,
Sr. Unscd. Notes		3.20	5/14/26	135,000		130,012
Aetna,
Sr. Unscd. Notes		2.80	6/15/23	265,000		263,156
AmerisourceBergen,
Sr. Unscd. Notes		3.25	3/1/25	95,000		95,701
Celgene,
Sr. Unscd. Notes		3.55	8/15/22	155,000		159,571
Gilead Sciences,
Sr. Unscd. Notes		3.65	3/1/26	55,000		55,488
Gilead Sciences,
Sr. Unscd. Notes		4.75	3/1/46	80,000		81,768
HCA,
Gtd. Notes		5.38	2/1/25	135,000		140,738
Medtronic,
Gtd. Notes		4.63	3/15/45	195,000		209,954
Medtronic Global Holdings,
Gtd. Notes		3.35	4/1/27	410,000		413,391
Mylan,
Gtd. Notes		3.15	6/15/21	140,000		140,720
Perrigo Finance Unlimited,
Gtd. Notes		4.38	3/15/26	200,000		203,771
Shire Acquisitions Investments Ireland,
Gtd. Notes		2.88	9/23/23	135,000		131,157
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		3.15	10/1/26	35,000	[d]	32,314
Thermo Fisher Scientific,
Sr. Unscd. Notes		2.95	9/19/26	135,000		128,784
UnitedHealth Group,
Sr. Unscd. Notes		4.75	7/15/45	115,000		126,294
Zimmer Biomet Holdings,
Sr. Unscd. Notes		3.55	4/1/25	160,000		158,468
						2,596,195

	Coupon	Maturity	Principal
Bonds and Notes - 102.6% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Industrials - 2.5%
BAE Systems Holdings,
Gtd. Notes	3.85	12/15/25	255,000	[c]	262,121
CSX,
Sr. Unscd. Notes	3.35	11/1/25	130,000		130,516
CSX,
Sr. Unscd. Notes	2.60	11/1/26	175,000	[d]	164,437
FedEx,
Gtd. Notes	4.40	1/15/47	125,000		122,149
General Electric,
Sr. Unscd. Notes	1.53	1/14/19	360,000	[b]	362,316
United Rentals North America,
Gtd. Notes	5.75	11/15/24	125,000		130,781
Waste Management,
Gtd. Notes	4.10	3/1/45	110,000		110,717
					1,283,037
Information Technology - 1.4%
Broadcom,
Gtd. Notes	3.00	1/15/22	190,000	[c]	189,637
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	230,000	[c]	251,650
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	120,000	[b]	125,805
Oracle,
Sr. Unscd. Notes	2.65	7/15/26	140,000		133,457
					700,549
Materials - 2.3%
Ardagh Packaging Finance Holdings,
Gtd. Notes	6.00	2/15/25	200,000	[c]	202,750
Dow Chemical,
Sr. Unscd. Notes	3.50	10/1/24	195,000		198,499
Equate Petrochemical,
Gtd. Notes	3.00	3/3/22	200,000	[c]	195,820
Glencore Funding,
Gtd. Notes	4.63	4/29/24	165,000	[c]	171,958
LYB International Finance,
Gtd. Notes	4.00	7/15/23	120,000		125,225
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	235,000	[d]	243,791
Steel Dynamics,
Gtd. Notes	5.00	12/15/26	35,000	[c]	35,525
					1,173,568
Municipal Bonds - 2.1%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		480,780
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	305,000		312,537
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		246,592
					1,039,909
Real Estate - .7%
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		347,766

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 102.6% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Telecommunications - 2.2%
AT&T,
Sr. Unscd. Notes	1.96	11/27/18	310,000	[b]	312,908
AT&T,
Sr. Unscd. Notes	5.45	3/1/47	345,000		352,564
Rogers Communications,
Gtd. Notes	4.10	10/1/23	185,000		194,913
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	160,000		175,845
Zayo Group,
Gtd. Notes	5.75	1/15/27	75,000	[c]	79,298
					1,115,528
U.S. Government Agencies/Mortgage-Backed - 27.0%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000	[f,g]	2,239,748
3.00%, 11/1/46			349,031	[g]	346,111
3.50%, 8/1/45			214,926	[g]	220,738
5.50%, 5/1/40			8,936	[g]	9,915
Federal National Mortgage Association:
3.00%, 5/1/30-4/1/45			2,207,435	[g]	2,250,507
3.19%, 3/1/27			1,020,000	[g]	1,036,732
3.50%, 5/1/30-11/1/45			2,938,413	[g]	3,020,211
4.50%, 10/1/40			1,418,645	[g]	1,524,639
5.00%, 3/1/21-10/1/33			700,514	[g]	763,008
5.50%, 2/1/34			154,236	[g]	172,728
7.00%, 6/1/29-9/1/29			17,058	[g]	17,991
Government National Mortgage Association I:
5.50%, 4/15/33			293,326		331,556
Government National Mortgage Association II:
3.00%, 10/20/45-11/20/45			1,780,755		1,799,024
7.00%, 9/20/28-7/20/29			3,871		4,569
					13,737,477
U.S. Government Securities - 25.0%
U.S. Treasury Bonds	4.50	2/15/36	1,390,000	[d]	1,762,938
U.S. Treasury Bonds	2.50	2/15/46	875,000		784,082
U.S. Treasury Bonds	2.88	11/15/46	295,000	[d]	286,190
U.S. Treasury Floating Rate Notes	0.92	1/31/19	1,050,000	[b]	1,050,940
U.S. Treasury Inflation Protected Securities,
Notes	0.13	4/15/21	814,414	[h]	823,314
U.S. Treasury Inflation Protected Securities,
Notes	0.63	1/15/26	802,121	[h]	817,345
U.S. Treasury Notes	0.75	7/15/19	3,035,000	[d]	2,995,105
U.S. Treasury Notes	1.00	10/15/19	3,050,000		3,019,619
U.S. Treasury Notes	1.00	11/15/19	1,140,000	[d]	1,127,442
U.S. Treasury Notes	1.75	11/30/21	65,000		64,579
					12,731,554
Utilities - 2.6%
Dominion Resources,
Sr. Unscd. Notes	3.90	10/1/25	115,000		117,287
Dominion Resources,
Sr. Unscd. Notes, Ser. D	2.85	8/15/26	290,000		271,310

	Coupon	Maturity	Principal
Bonds and Notes - 102.6% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Utilities - 2.6% (continued)
Dynegy,
Gtd. Notes	7.63	11/1/24	150,000	[d]	143,813
Enel Finance International,
Gtd. Notes	6.00	10/7/39	160,000	[c]	182,904
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		192,387
Great Plains Energy,
Sr. Unscd. Notes	3.90	4/1/27	60,000		60,615
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	80,000		83,039
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	90,000		93,419
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	150,000		200,442
					1,345,216
Total Bonds and Notes
(cost $52,053,518)					52,207,940
			Face Amount
			Covered by
Options Purchased - .0%			Contracts ($)		Value ($)
Put Options - .0%
Euro,
April 2017 @ 1.08
(cost $1,655)			155,000		160
	Yield at
	Date of	Maturity	Principal
Short-Term Investments - 1.0%	Purchase (%)	Date	Amount ($)		Value ($)
U.S. Treasury Bills
(cost $524,741)	0.68	4/27/17	525,000	[i]	524,746
Other Investment - .4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $192,701)			192,701	[j]	192,701
Investment of Cash Collateral for
Securities Loaned - 1.8%
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $910,200)			910,200	[j]	910,200
Total Investments (cost $53,682,815)			105.8%		53,835,747
Liabilities, Less Cash and Receivables			(5.8%)		(2,943,176)
Net Assets			100.0%		50,892,571

GO—General Obligation
ARS—Argentine Peso
COP—Colombian Peso
EUR—Euro
JPY—Japanese Yen
MXN—Mexican Peso
RUB—Russian Ruble

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a	Principal amount stated in U.S. Dollars unless otherwise noted.
b	Variable rate security—rate shown is the interest rate in effect at period end.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $4,393,789 or 8.63% of net assets.

d

Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $6,087,265 and the value of the collateral held by the fund was $6,306,367, consisting of cash collateral of $910,200 and U.S. Government & Agency securities valued at $5,396,167.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f	Purchased on a forward commitment basis.
g

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Held by or on behalf of a counterparty for open futures contracts.
j	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government and Agencies/Mortgage-Backed	52.0
Corporate Bonds	37.5
Foreign/Governmental	6.0
Asset-Backed	3.5
Short-Term/Money Market Investments	3.2
Municipal Bonds	2.1
Commercial Mortgage-Backed	1.5
Options Purchased	.0
105.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	1,776,362	-	1,776,362
Commercial
Mortgage-Backed	-	760,877	-	760,877
Corporate Bonds†	-	19,086,599	-	19,086,599
Foreign Government	-	3,075,162	-	3,075,162
Municipal Bonds†	-	1,039,909	-	1,039,909
Registered Investment Companies	1,102,901	-	-	1,102,901
U.S. Government Agencies/
Mortgage-Backed	-	13,737,477	-	13,737,477
U.S. Treasury	-	13,256,300	-	13,256,300
Other Financial Instruments:
Futures††	39,591	-	-	39,591
Forward Foreign Currency
Exchange Contracts††	-	87,530	-	87,530
Options Purchased	-	160	-	160
Liabilities ($)
Other Financial Instruments:
Futures††	(14,865)	-	-	(14,865)
Forward Foreign Currency
Exchange Contracts††	-	(60,093)	-	(60,093)
Options Written	-	(1,784)	-	(1,784)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2017 (Unaudited)

		Face Amount Covered
		by Contracts ($) [a]	Value ($)
Call Options:
British Pound Cross Currency,
April 2017 @ 0.88	EUR	70,000	(81)
Euro,
April 2017 @ 1.02		155,000	-
Japanese Yen,
April 2017 @ 116		155,000	(48)
Mexican Peso,
May 2017 @ 21.5		75,000	(57)
Norwegian Krone Cross Currency,
June 2017 @ 9.3	EUR	70,000	(620)
South Korean Won,
April 2017 @ 1,200		75,000	(9)
South Korean Won,
June 2017 @ 1,200		75,000	(130)
Turkish Lira,
May 2017 @ 3.85		75,000	(836)
Put Options:
New Zealand Dollar Cross Currency,
April 2017 @ 1.02	AUD	105,000	-
Norwegian Krone Cross Currency,
April 2017 @ 8.8	EUR	145,000	(3)
Total Options Written
(premiums received $10,219)			(1,784)

a	Face amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2017 (Unaudited)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Argentine Peso,
Expiring
4/3/2017	1,020,000	60,391	66,206	5,815
Australian Dollar,
Expiring
4/28/2017	100,000	76,362	76,362	-
Taiwan Dollar,
Expiring
4/7/2017	10,130,000	334,213	333,949	(264)
Barclays Bank
Nigerian Naira,
Expiring
6/8/2017	9,625,000	27,579	30,465	2,886
Philippine Peso,
Expiring
4/3/2017	4,000,000	79,618	79,710	92
Citigroup
Argentine Peso,
Expiring
4/3/2017	500,000	31,636	32,454	818
Brazilian Real,
Expiring
4/4/2017	130,000	40,235	41,483	1,248
6/2/2017	130,000	40,942	40,914	(28)
Egyptian Pound,
Expiring
5/23/2017	485,000	29,283	26,649	(2,634)
Indonesian Rupiah,
Expiring
6/15/2017	1,024,025,000	76,506	76,199	(307)
Peruvian New Sol,
Expiring
6/15/2017	410,000	125,498	125,293	(205)
Philippine Peso,
Expiring
4/3/2017	3,990,000	80,120	79,510	(610)
South African Rand,
Expiring
4/3/2017	3,584,000	277,883	267,004	(10,879)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Goldman Sachs International
Russian Ruble,
Expiring
4/3/2017	15,890,000	262,638	282,147	19,509
Swedish Krona,
Expiring
4/28/2017	2,130,000	243,236	238,015	(5,221)
JP Morgan Chase Bank
Argentine Peso,
Expiring
6/15/2017	1,520,000	94,287	95,452	1,165
Colombian Peso,
Expiring
6/15/2017	728,820,000	245,932	250,866	4,934
Indian Rupee,
Expiring
6/15/2017	5,530,000	83,961	84,278	317
Polish Zloty,
Expiring
6/14/2017	315,000	80,715	79,378	(1,337)
Russian Ruble,
Expiring
6/15/2017	15,890,000	273,440	277,327	3,887
Turkish Lira,
Expiring
6/15/2017	375,000	101,439	100,917	(522)
UBS
Czech Koruna,
Expiring
9/29/2017	3,785,000	151,215	152,247	1,032
Norwegian Krone,
Expiring
4/28/2017	2,005,000	236,408	233,583	(2,825)
Sales:
Bank of America
South Korean Won,
Expiring
6/15/2017	185,120,000	165,318	165,687	(369)
Taiwan Dollar,
Expiring
6/15/2017	10,130,000	335,452	335,025	427
Thai Baht,
Expiring
6/15/2017	5,625,000	162,465	163,603	(1,138)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Citigroup
Euro,
Expiring
4/28/2017	844,000	918,721	901,512	17,209
South African Rand,
Expiring
6/15/2017	3,584,000	274,416	263,577	10,839
Goldman Sachs International
Swiss Franc,
Expiring
4/28/2017	120,000	122,359	119,996	2,363
HSBC
Japanese Yen,
Expiring
4/28/2017	127,600,000	1,160,002	1,147,440	12,562
New Zealand Dollar,
Expiring
4/28/2017	110,000	77,536	77,056	480
Singapore Dollar,
Expiring
6/15/2017	120,000	86,228	85,836	392
JP Morgan Chase Bank
Argentine Peso,
Expiring
4/3/2017	1,520,000	97,125	98,660	(1,535)
Brazilian Real,
Expiring
4/4/2017	130,000	41,165	41,483	(318)
Hong Kong Dollars
Expiring
1/12/2018	1,260,000	162,559	162,777	(218)
Hungarian Forint,
Expiring
6/15/2017	23,570,000	82,975	81,697	1,278
Philippine Peso,
Expiring
4/3/2017	7,990,000	159,497	159,220	277
Russian Ruble,
Expiring
4/3/2017	15,890,000	277,992	282,147	(4,155)
South African Rand,
Expiring
4/3/2017	3,584,000	257,138	267,004	(9,866)
Taiwan Dollar,
Expiring
4/7/2017	10,130,000	317,257	333,949	(16,692)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
UBS
Euro,
Expiring
9/29/2017	141,337	151,215	152,185	(970)
Gross Unrealized Appreciation				87,530
Gross Unrealized Depreciation				(60,093)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by

NOTES

collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the

NOTES

obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at March 31, 2017: [[Report does not exist]]

NOTES

At March 31, 2017, accumulated net unrealized appreciation on investments was $161,367, consisting of $767,602 gross unrealized appreciation and $606,235 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)